Pay vs Performance Disclosure number in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 06, 2023	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Tucker(1)(2)	Compensation Actually Paid to Tucker(1)(3)	Summary Compensation Table Total for Ryan(1)(2)	Compensation Actually Paid to Ryan(1)(3)	Summary Compensation Table Total for Huffman(1)(2)	Compensation Actually Paid to Huffman(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(8)	Revenue (in millions)(9)
									Total Shareholder Return(6)	S&P 500 Software & Services Select Index Total Shareholder Return(7)
2024	$10,413,629	$7,677,682	$10,427,429	$8,059,143	$—	$—	$6,345,152	$5,137,986	$118	$190	$161	$653
2023	$8,527,312	$6,738,346	$6,841,068	$5,553,701	$702,699	$(17,755,110)	$3,430,050	$1,895,498	$121	$151	$53	$590
2022	$—	$—	$—	$—	$21,871,907	$14,430,973	$5,676,538	$1,071,621	$130	$109	$(29)	$523
2021	$—	$—	$—	$—	$6,046,686	$(706,678)	$3,169,239	$(2,564,663)	$201	$165	$(115)	$426
2020	$8,437,695	$34,909,416	$—	$—	$—	$—	$4,066,289	$20,466,019	$259	$153	$(47)	$352

Company Selected Measure Name			revenue
Named Executive Officers, Footnote	Our PEO for 2020 was Therese Tucker. Our PEO for 2021 and 2022 was Marc Huffman, who succeeded Ms. Tucker as our Chief Executive Officer as of January 1, 2021. Mr. Huffman resigned as CEO on March 6, 2023. Ms. Tucker and Owen Ryan were appointed as Co-CEOs effective March 6, 2023. Our PEOs for 2024 were Ms. Tucker and Mr. Ryan.Represents the average of the total compensation paid to each of our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of our NEOs other than our PEO for each such year are listed in the table below.

2024	2023	2022	2021	2020
Mark Partin	Mark Partin	Therese Tucker	Therese Tucker	Marc Huffman
Jimmy Duan	Karole Morgan-Prager	Mark Partin	Mark Partin	Mark Partin
Karole Morgan-Prager	Mark Woodhams	Karole Morgan-Prager	Peter Hirsch	Karole Morgan-Prager
Jeremy Ung		Mark Woodhams	Mark Woodhams	Peter Hirsch

Peer Group Issuers, Footnote			The peer group used is the S&P Software & Services Select index, as used in the Company's performance graph in our annual report. TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
Adjustment To PEO Compensation, Footnote	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. Represents the compensation actually paid to each PEO. Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules, as shown in the table below.

	Therese Tucker	Owen Ryan
Summary compensation table total	$10,413,629	$10,427,429
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(9,307,567)	(9,307,567)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	7,229,228	7,229,228
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(66,037)	(66,037)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(591,570)	(223,910)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Compensation actually paid	$7,677,682	$8,059,143

Non-PEO NEO Average Total Compensation Amount			$ 6,345,152	$ 3,430,050	$ 5,676,538	$ 3,169,239	$ 4,066,289
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,137,986	1,895,498	1,071,621	(2,564,663)	20,466,019
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average of compensation actually paid for our NEOs other than our PEO in 2024. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below.

2024
Summary compensation table total	$6,345,152
Subtract grant date fair value of option awards and stock awards granted in fiscal year	(5,594,881)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	4,616,090
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	(37,157)
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during fiscal year	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(191,217)
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—
Compensation actually paid	$5,137,986

Equity Valuation Assumption Difference, Footnote			The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are: 3.66 - 3.90 years for Expected life, 58.57% - 61.98% for Volatility, 3.90% - 4.52% for the Risk-free rate, and 0% for the Expected dividend yield.The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in this table are: 3.66 - 4.31 years for Expected life, 55.94% - 61.98% for Volatility, 3.72% - 4.52% for the Risk-free rate, and 0% for the Expected dividend yield.
Compensation Actually Paid vs. Total Shareholder Return
The following charts graphically show the relationship over the past five years of the CAP amounts for our CEOs and average CAP amounts for our PEOs compared to our cumulative TSR, S&P 500 Software & Services Select Index TSR, net income, and revenue.
BlackLine, Inc. CAP vs TSR

Compensation Actually Paid vs. Net Income			BlackLine, Inc. CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure			BlackLine, Inc. CAP vs Revenue (in millions)
Total Shareholder Return Vs Peer Group
The following charts graphically show the relationship over the past five years of the CAP amounts for our CEOs and average CAP amounts for our PEOs compared to our cumulative TSR, S&P 500 Software & Services Select Index TSR, net income, and revenue.
BlackLine, Inc. CAP vs TSR

Tabular List, Table
The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs, for 2024, to Company performance.
Performance Measure:
•Revenue
•Non-GAAP Net Income
•Annualized Recurring Revenue (ARR)
•Stock Price

Total Shareholder Return Amount			$ 118	121	130	201	259
Peer Group Total Shareholder Return Amount			190	151	109	165	153
Net Income (Loss)			$ 161,000,000	$ 53,000,000	$ (29,000,000)	$ (115,000,000)	$ (47,000,000)
Company Selected Measure Amount			653	590	523	426	352
Additional 402(v) Disclosure			TSR is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. The dollar amounts reported are the Company's GAAP net income reflected in the Company's audited financial statements.In the Company's assessment, GAAP revenue is the most important financial performance measure (other than stock price) used by the Company in 2024 to link compensation actually paid to performance.
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Annualized Recurring Revenue (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name			Stock Price
Tucker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,413,629	$ 8,527,312			$ 8,437,695
PEO Actually Paid Compensation Amount			$ 7,677,682	6,738,346			$ 34,909,416
PEO Name		Ms. Tucker	Ms. Tucker				Therese Tucker
Ryan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,427,429	6,841,068
PEO Actually Paid Compensation Amount			$ 8,059,143	5,553,701
PEO Name		Mr. Ryan	Mr. Ryan
Huffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				702,699	$ 21,871,907	$ 6,046,686
PEO Actually Paid Compensation Amount				$ (17,755,110)	$ 14,430,973	$ (706,678)
PEO Name	Marc Huffman				Marc Huffman	Marc Huffman
PEO | Tucker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (9,307,567)
PEO | Tucker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,229,228
PEO | Tucker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,037)
PEO | Tucker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Tucker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(591,570)
PEO | Tucker [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ryan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,307,567)
PEO | Ryan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,229,228
PEO | Ryan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,037)
PEO | Ryan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ryan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(223,910)
PEO | Ryan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,594,881)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,616,090
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,157)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(191,217)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0